Schedule of Investments(a)
January 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.24%
Apparel, Accessories & Luxury Goods–6.67%
Hermes International (France)	17,825	$33,405,798
Application Software–6.41%
Nice Ltd., ADR (Israel)	62,179	12,897,790
salesforce.com, inc.(b)	114,384	19,213,081
		32,110,871
Biotechnology–2.13%
BeiGene Ltd., ADR (China)(b)	41,630	10,657,280
Twist Bioscience Corp.(b)	5	144
		10,657,424
Data Processing & Outsourced Services–13.36%
Adyen N.V. (Netherlands)(b)(c)	11,160	16,871,127
Amadeus IT Group S.A. (Spain)(b)	258,696	16,273,782
Mastercard, Inc., Class A	62,144	23,030,567
Visa, Inc., Class A	46,538	10,713,513
		66,888,989
Financial Exchanges & Data–1.75%
S&P Global, Inc.	23,364	8,760,098
Health Care Equipment–8.12%
Edwards Lifesciences Corp.(b)	138,478	10,621,263
IDEXX Laboratories, Inc.(b)	31,545	15,157,372
Stryker Corp.	58,593	14,871,489
		40,650,124
Hotels, Resorts & Cruise Lines–1.61%
Airbnb, Inc., Class A(b)	72,780	8,086,586
Integrated Telecommunication Services–0.06%
Cellnex Telecom S.A. (Spain)(c)	7,507	294,587
Interactive Media & Services–18.27%
Alphabet, Inc., Class A(b)	269,275	26,615,141
Meta Platforms, Inc., Class A(b)	259,445	38,649,522
Tencent Holdings Ltd. (China)	537,200	26,183,376
		91,448,039
Internet & Direct Marketing Retail–11.35%
Alibaba Group Holding Ltd., ADR (China)(b)	190,357	20,977,341
Amazon.com, Inc.(b)	267,397	27,576,653
JD.com, Inc., A Shares (China)	134,892	4,012,978
Shares		Value
Internet & Direct Marketing Retail–(continued)
Meituan, B Shares (China)(b)(c)	190,620	$4,246,765
		56,813,737
Internet Services & Infrastructure–0.79%
Twilio, Inc., Class A(b)	66,031	3,951,295
Life Sciences Tools & Services–14.74%
Biotage AB (Sweden)	182,020	2,805,957
Illumina, Inc.(b)	63,223	13,542,367
Lonza Group AG (Switzerland)	21,836	12,465,625
Tecan Group AG, Class R (Switzerland)(b)	25,254	10,612,047
Thermo Fisher Scientific, Inc.	38,227	21,802,005
Wuxi Biologics Cayman, Inc. (China)(b)(c)	1,509,000	12,561,564
		73,789,565
Pharmaceuticals–3.91%
Novo Nordisk A/S, Class B (Denmark)	141,495	19,594,739
Semiconductor Equipment–2.60%
ASML Holding N.V. (Netherlands)	19,650	13,013,477
Semiconductors–0.41%
Infineon Technologies AG (Germany)	57,089	2,042,077
Systems Software–4.28%
Crowdstrike Holdings, Inc., Class A(b)	59,617	6,313,440
ServiceNow, Inc.(b)	33,230	15,123,970
		21,437,410
Trucking–2.78%
Uber Technologies, Inc.(b)	449,213	13,894,158
Total Common Stocks & Other Equity Interests (Cost $375,519,635)		496,838,974
Money Market Funds–0.73%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e)	1,277,804	1,277,804
Invesco Liquid Assets Portfolio, Institutional Class, 4.48%(d)(e)	912,432	912,706
Invesco Treasury Portfolio, Institutional Class, 4.30%(d)(e)	1,460,348	1,460,348
Total Money Market Funds (Cost $3,650,858)		3,650,858
TOTAL INVESTMENTS IN SECURITIES–99.97% (Cost $379,170,493)		500,489,832
OTHER ASSETS LESS LIABILITIES—0.03%		145,655
NET ASSETS–100.00%		$500,635,487

Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco Global Focus Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $33,974,043, which represented 6.79% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$9,135,243	$(7,857,439)	$-	$-	$1,277,804	$12,660
Invesco Liquid Assets Portfolio, Institutional Class	-	6,525,174	(5,612,651)	-	183	912,706	9,466
Invesco Treasury Portfolio, Institutional Class	-	10,440,277	(8,979,929)	-	-	1,460,348	14,521
Total	$-	$26,100,694	$(22,450,019)	$-	$183	$3,650,858	$36,647

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Focus Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$322,455,075	$174,383,899	$—	$496,838,974
Money Market Funds	3,650,858	—	—	3,650,858
Total Investments	$326,105,933	$174,383,899	$—	$500,489,832
Invesco Global Focus Fund